Supplemental Oil and Gas Information (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capitalized Costs Relating to Oil and Natural Gas Producing Activities
Evaluated oil and natural gas properties (1)	$ 1,545,402	$ 1,217,597	$ 673,860
Unevaluated oil and natural gas properties	5,004	4,494	19,156
Accumulated depletion, depreciation, and amortization (1)	(265,710)	(187,022)	(143,950)
Total	$ 1,284,696	$ 1,035,069	$ 549,066